ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 15.2%
	APPAREL & TEXTILE PRODUCTS - 0.3%
3,565	NIKE, Inc., Class B	$ 268,694

	BEVERAGES - 0.4%
1,840	PepsiCo, Inc.	303,471

	CABLE & SATELLITE - 0.6%
12,107	Comcast Corporation, Class A	474,110

	ENTERTAINMENT CONTENT – 0.9%
7,056	Walt Disney Company	700,590

	HEALTH CARE REIT - 0.1%
22,861	Medical Properties Trust, Inc.	98,531

	INTERNET MEDIA & SERVICES - 0.3%
1,130	Alphabet, Inc., Class C	207,265

	MORTGAGE FINANCE - 10.2%
396,182	AGNC Investment Corporation	3,779,576
216,613	Annaly Capital Management, Inc.	4,128,644
		7,908,220
	OFFICE REIT - 0.0%(a)
1,071	Orion Office REIT, Inc.	3,845

	SEMICONDUCTORS - 0.6%
13,835	Intel Corporation	428,470

	TECHNOLOGY HARDWARE - 0.7%
2,513	Apple, Inc.	529,288

	TECHNOLOGY SERVICES - 0.5%
6,345	PayPal Holdings, Inc.(b)	368,201

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares					Fair Value
	COMMON STOCKS — 15.2% (Continued)
	TELECOMMUNICATIONS - 0.6%
12,151	Verizon Communications, Inc.				$ 501,107

	TOTAL COMMON STOCKS (Cost $18,358,772)				11,791,792

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 57.4%
	ASSET MANAGEMENT — 3.9%
3,000,000	Charles Schwab Corporation(c)	SOFRRATE + 2.500%	5.8530	05/19/34	3,066,426

	BANKING — 29.3%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,918,535
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	4,040,647
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,337,228
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 2.661%	6.1740	05/25/34	1,018,899
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,079,879
100,000	JPMorgan Chase & Company		4.2500	10/01/27	97,545
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	6,019,480
3,500,000	US Bancorp Series BB(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,307,909
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,925,719
					22,745,841

	INSTITUTIONAL FINANCIAL SERVICES — 10.9%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,894,145
6,900,000	Morgan Stanley Series F(c)	SOFRRATE + 2.620%	5.2970	04/20/37	6,617,979
					8,512,124

	SPECIALTY FINANCE — 13.3%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/32	3,382,322
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,503,350
					10,365,672

	TOTAL CORPORATE BONDS (Cost $45,805,674)				44,690,063

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.3%
	AGENCY FIXED RATE — 93.3%
1,825,009	Fannie Mae Pool(e)	5.5000	11/01/52	$ 1,808,365
4,906,640	Fannie Mae Pool(e)	6.0000	05/01/54	4,927,212
788,608	Ginnie Mae I Pool	4.0000	01/15/46	756,900
2,305,970	Ginnie Mae I Pool(e)	6.0000	06/15/53	2,446,927
1,143,345	Ginnie Mae II Pool(e)	4.0000	09/20/47	1,054,690
999,619	Ginnie Mae II Pool	4.5000	02/20/48	953,653
4,971,485	Ginnie Mae II Pool(e)	2.5000	03/20/51	4,204,270
626,817	Ginnie Mae II Pool	3.0000	07/20/51	534,646
2,697,191	Ginnie Mae II Pool(e)	3.0000	07/20/51	2,300,511
3,766,566	Ginnie Mae II Pool(e)	3.0000	09/20/51	3,216,040
1,001,613	Ginnie Mae II Pool	2.0000	03/20/52	765,960
7,212,968	Ginnie Mae II Pool(e)	5.5000	10/20/52	7,489,547
1,358,611	Ginnie Mae II Pool(e)	5.5000	02/20/53	1,410,468
1,621,801	Ginnie Mae II Pool(e)	6.0000	03/20/53	1,718,227
5,080,217	Ginnie Mae II Pool	6.5000	03/20/53	5,462,146
2,614,913	Ginnie Mae II Pool(e)	6.5000	03/20/53	2,808,752
1,084,749	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,126,154
1,761,530	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,829,081
1,216,655	Ginnie Mae II Pool(e)	6.0000	04/20/53	1,288,996
2,638,848	Ginnie Mae II Pool(e)	5.5000	06/20/53	2,740,039
1,012,312	Ginnie Mae II Pool(e)	5.5000	06/20/53	1,050,952
1,710,032	Ginnie Mae II Pool(e)	5.5000	06/20/53	1,775,590
9,861,544	Ginnie Mae II Pool(e)	6.0000	06/20/53	10,452,831
446,930	Ginnie Mae II Pool	5.0000	07/20/53	454,715
1,101,778	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,144,026
1,064,373	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,105,188
1,006,528	Ginnie Mae II Pool	6.5000	09/20/53	1,081,151
5,509,269	Ginnie Mae II Pool(e)	5.5000	11/20/53	5,476,403
1,003,327	Ginnie Mae II Pool(e)	6.0000	11/20/53	1,062,985
148,613	Ginnie Mae II Pool	4.5000	02/20/54	147,549
				72,593,974
	AGENCY MBS OTHER — 9.0%
1,670,225	Ginnie Mae II Pool	5.0000	05/20/53	1,699,317
1,596,907	Ginnie Mae II Pool(e)	5.5000	05/20/53	1,658,132

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.3% (Continued)
	AGENCY MBS OTHER — 9.0% (Continued)
1,104,440	Ginnie Mae II Pool			6.0000	01/20/53	1,170,663
1,181,321	Ginnie Mae II Pool(e)			6.0000	06/20/53	1,251,561
1,100,626	Ginnie Mae II Pool			6.5000	06/20/53	1,182,222
						3,604,445

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,005,015)					79,555,869

	TOTAL INVESTMENTS - 174.9% (Cost $143,169,461)					$ 136,037,724
	LIABILITIES IN EXCESS OF OTHER ASSETS - (74.9)%					(58,260,984)
	NET ASSETS - 100.0%					$ 77,776,740

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(d)	Unrealized (Depreciation)
135	CBOT 10 Year US Treasury Note			09/20/2024	$ 14,847,891	$(131,375)
	TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS
Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(27,370,000)	INTL FCStone	6/28/2024	5.6000	7/3/2024	$(27,370,000)
(32,850,000)	INTL FCStone	6/20/2024	5.5100	7/8/2024	(32,850,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $60,220,000)				$(60,220,000)

REIT	- Real Estate Investment Trust
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2024.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	The security has been pledged as collateral for securities sold under agreements to repurchase of $65,346,947.